Appendix 5 Details of Due Dates of Payments to Suppliers (Tables)	12 Months Ended
Dec. 31, 2019
DETAILS OF DUE DATES OF PAYMENTS TO SUPPLIERS
Summary of Estimated Sales and Purchases of Energy and Capacity

Country	Chile
	12-31-2019		12-31-2018		12-31-2017
	Energy and Capacity	Tolls	Energy and Capacity	Tolls	Energy and Capacity	Tolls
STATEMENT OF INCOME	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Energy Sales	138,673,518	7,776,584	150,947,785	50,140,904	146,352,483	49,591,659
Energy Purchases	27,956,074	7,373,831	48,679,508	11,425,216	60,035,699	47,156,593

Summary of Details of Due Dates of Payments to Suppliers

	12-31-2019				12-31-2018
	Goods	Services	Other	Total	Goods	Services	Other	Total
Due dates of payments to suppliers	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
On demand	80,078,456	124,772,032	—	204,850,488	12,198,153	229,044,692	—	241,242,845
31 to 60 days	—	—	—	—	436,324	9,162,556	—	9,598,880
61 to 90 days	—	—	—	—	—	—	—	—
91 to 120 days	—	—	—	—	—	—	—	—
121 to 365 days	—	—	—	—	—	—	—	—
More than 365 days	—	—	—	—	—	6,765	—	6,765
Total	80,078,456	124,772,032	—	204,850,488	12,634,477	238,214,013	—	250,848,490

Summary Of Details of Amount Due to Suppliers Explanatory

	12-31-2019				12-31-2018
	Goods	Services	Other	Total	Goods	Services	Other	Total
EXPIRATION DETAIL	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Suppliers for energy purchase	-	44,207,683	-	44,207,683	-	66,627,358	-	66,627,358
Suppliers for fuel and gas purchases	-	55,179,023	-	55,179,023	12,634,477	27,153,362	-	39,787,839
Accounts payable for goods and services	526,993	25,385,326	-	25,912,319	-	32,385,871	-	32,385,871
Accounts payable for asset purchases	79,551,463	-	-	79,551,463	-	112,047,422	-	112,047,422
Totales	80,078,456	124,772,032	—	204,850,488	12,634,477	238,214,013	—	250,848,490